PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Sponsoring company contributions projected (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Sponsor contributions	R$ 10,335
Benefits paid directly by the sponsor	11,594
Total	21,929
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Sponsor contributions	2,221
Benefits paid directly by the sponsor	35
Total	2,256
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Sponsor contributions	8,114
Benefits paid directly by the sponsor	11,559
Total	R$ 19,673